Accounts And Other Payables And Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounts and other payables and contract liabilities [Abstract]
Summary of Accounts And Other Payables And Contract Liabilities

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Employee benefit payable	3,203,478	4,041,847
Contract liabilities from retail credit facilitation service	—	1,107,263
Tax payable	553,507	831,329
Payable to cooperation bank s (a)	97,567	702,844
Payable to investees	431,148	431,148
Trust management fee	94,463	415,817
Payable to external suppliers	433,410	401,209
Cash compensation of Class C ordinary shares restructing	98,658	46,749
Others	571,526	836,049

	5,483,757	8,814,255